      NATIONS RESEARCH FUND

      ------------------------------------

      Semiannual report for the period
      ended September 30, 2002





                                            [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2002, echoed stock investors' weariness of recurrent bear market battles. We now know this current economic slump, which many attributed to the events of September 11, 2001, was actually well underway beginning in March of 2001.

The three major stock market indices--the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index and Nasdaq Composite Index(1)--posted remarkably poor returns for the period. Bonds, represented by the Lehman Aggregate Bond Index(2), however, produced slightly positive returns for the same period.

HISTORICAL PERSPECTIVE
While equity markets suffered a dismal six months, today's economy is vastly different from the Great Depression and the severe bear market of 1973 and 1974. The Depression was marked by 25% unemployment, significant price declines and a contracting money supply, while the mid- 70s saw high inflation due to the oil embargo and lofty interest rates. In contrast, today unemployment, inflation and interest rates are low and the money supply is increasing. We feel these conditions may provide a stimulus for future economic growth.

The Federal Reserve Board (the Fed) left interest rates unchanged during the period, stating in August that they felt demand is growing at a moderate pace. Policymakers, however, alluded to the risk of a possible attack against Iraq as weighing on the economy--a risk that has supplanted that of corporate governance and accounting irregularities that were issues facing the markets and economy earlier in the summer. These geopolitical and military risks have caused the Fed to continue to assess the risks to the economy as weakness as opposed to inflation.

THINK BEFORE YOU REACT
History has shown us that patient investors have generally been rewarded by the long-term performance of the stock markets despite the occasional severe market volatility. We believe investors with a three- to five-year investment time horizon or longer should be invested in the market, but with a diversified portfolio. We believe that a carefully selected portfolio of stocks and bonds is a sensible way to reduce some of the risk associated with investing.

Market declines like we have experienced recently are never easy to live through. As painful as these drops can be in the short term, they often create tremendous opportunity, setting the stage for tomorrow's gains. By reacting to frightening headlines and selling-off investments, investors may be selling at market lows, in addition to missing out on potential gains when the markets recover. We encourage you to partner with your investment professional to review your financial goals not just during volatile times, but on a more regular basis.

OUR NEAR-TERM OUTLOOK
We believe, in the short run, it is reasonable to think that the market will continue to be volatile. The threat of war with Iraq continues to weigh on the market. A prolonged military conflict in the Middle East extending over several months could further undermine business and consumer confidence. Domestically, bankruptcies, accounting scandals and the subsequent arrest and indictments of members of senior management of a number of well-known companies, of course, compound the market's lack of confidence. Investors need to be patient until unrealistic earnings projections have been corrected, the Iraqi situation is resolved and the economy regains its momentum.

QUESTIONS OR COMMENTS
Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you do not have an investment professional and would like us to put you in contact with one, just let us know. You can visit us online anytime at www.nationsfunds.com for the most current performance as well as other information about your fund.

Thank you for being a part of the Nations Funds family.

Sincerely,

/s/ A. MAX WALKER                           /s/ ROBERT H. GORDON
A. Max Walker                               Robert H. Gordon
President and Chairman of the Board         President
Nations Funds                               Banc of America Advisors, LLC

September 30, 2002


1 The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. The indices are unavailable for investment and do not reflect fees, broker commissions or other expenses of investing.

2 The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

P.S. On November 6, 2002, the Fed lowered the federal funds rate by 50 basis points to 1.25%.

NATIONS FUNDS
NATIONS RESEARCH FUND

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)

                                                                        VALUE
SHARES                                                                  (000)
--------------------------------------------------------------------------------

         COMMON STOCKS - 94.6%
         AEROSPACE AND DEFENSE - 0.9%
  500    Northrop Grumman Corporation                              $          62
                                                                    ------------

         BEVERAGES - 2.4%
1,900    Anheuser-Busch Companies, Inc.                                       96
2,200    PepsiCo, Inc.                                                        81
                                                                    ------------
                                                                             177
                                                                    ------------
         BROADCASTING AND CABLE - 3.7%
2,117    Clear Channel Communications, Inc.+                                  74
2,100    Cox Communications, Inc., Class A+                                   52
2,600    Univision Communications, Inc., Class A+                             59
2,167    Viacom Inc., Class B+                                                87
                                                                    ------------
                                                                             272
                                                                    ------------
         CHEMICALS - BASIC - 2.2%
1,800    Ecolab, Inc.                                                         75
1,800    PPG Industries, Inc.                                                 81
                                                                    ------------
                                                                             156
                                                                    ------------
         COMMERCIAL BANKING - 9.3%
5,769    Charter One Financial, Inc.                                         172
1,925    City National Corporation                                            90
1,950    Commerce Bancorp, Inc.                                               81
3,950    Compass Bancshares, Inc.                                            116
2,400    TCF Financial Corporation                                           102
2,500    Wells Fargo & Company                                               121
                                                                    ------------
                                                                             682
                                                                    ------------
         COMMERCIAL SERVICES - 1.0%
3,100    Waste Management, Inc.                                               72
                                                                    ------------

         COMPUTER SERVICES - 0.9%
2,262    First Data Corporation                                               63
                                                                    ------------

         COMPUTERS AND OFFICE EQUIPMENT - 0.8%
2,525    Dell Computer Corporation+                                           59
                                                                    ------------

         CONGLOMERATES - 0.7%
1,300    Pentair, Inc.                                                        48
                                                                    ------------

         CONSTRUCTION - 0.8%
1,875    Jacobs Engineering Group Inc.+                                       58
                                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2002 (UNAUDITED)

                                                                        VALUE
SHARES                                                                  (000)
--------------------------------------------------------------------------------
         CONSUMER CREDIT AND MORTGAGES - 2.1%
8,125    MBNA Corporation                                         $          149
                                                                  --------------

         DEPARTMENT AND DISCOUNT STORES - 3.0%
1,700    Target Corporation                                                   50
3,450    Wal-Mart Stores, Inc.                                               170
                                                                  --------------
                                                                             220
                                                                  --------------
         DIVERSIFIED MANUFACTURING - 4.1%
9,100    General Electric Company                                            225
3,200    Honeywell International Inc.                                         69
                                                                  --------------
                                                                             294
                                                                  --------------
                    ELECTRIC POWER - NON NUCLEAR - 1.2%
2,100    Consolidated Edison, Inc.                                            84
                                                                  --------------

         ELECTRIC POWER - NUCLEAR - 1.1%
1,500    FPL Group, Inc.                                                      81
                                                                  --------------

         EXPLORATION AND PRODUCTION - 0.6%
2,075    Ocean Energy Inc.                                                    41
                                                                  --------------

         FINANCE - MISCELLANEOUS - 1.3%
1,000    SLM Corporation                                                      93
                                                                  --------------

         FOOD PRODUCTS - 1.2%
1,925    General Mills, Inc.                                                  86
                                                                  --------------

         HEALTH SERVICES - 5.2%
2,500    Express Scripts, Inc.+                                              136
3,981    First Health Group Corporation+                                     108
  500    Neurocrine Biosciences, Inc.+                                        21
  900    Quest Diagnostics Inc.+                                              55
1,450    Triad Hospitals, Inc.                                                55
                                                                  --------------
                                                                             375
                                                                  --------------
         HOUSEHOLD PRODUCTS - 3.2%
1,700    Procter & Gamble Company                                            152
2,900    The Estee Lauder Companies Inc., Class A                             83
                                                                  --------------
                                                                             235
                                                                  --------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2002 (UNAUDITED)

                                                                        VALUE
SHARES                                                                  (000)
--------------------------------------------------------------------------------
         INSURANCE - 6.5%
2,075    Ace Ltd.                                                $           61
6,475    AFLAC, Inc.                                                        200
3,800    Arthur J. Gallagher & Company                                       94
2,600    PartnerRe Ltd.                                                     125
                                                                 --------------
                                                                            480
                                                                 --------------
         INTEGRATED OIL - 4.3%
1,275    ChevronTexaco Corporation                                           88
6,925    Exxon Mobil Corporation                                            221
                                                                 --------------
                                                                            309
                                                                 --------------
         INVESTMENT SERVICES - 1.4%
2,400    Legg Mason, Inc.                                                   102
                                                                 --------------
         LODGING AND RECREATION - 3.9%
2,400    Carnival Corporation                                                60
1,250    Harley-Davidson, Inc.                                               58
3,400    Mandalay Resort Group+                                             114
2,375    Starwood Hotels & Resorts Worldwide, Inc.                           53
                                                                 --------------
                                                                            285
                                                                 --------------
         MEDICAL DEVICES AND SUPPLIES - 4.6%
2,400    Abbott Laboratories                                                 97
3,525    Baxter International Inc.                                          108
3,132    Medtronic, Inc.                                                    132
                                                                 --------------
                                                                            337
                                                                 --------------
         NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 1.4%
9,800    Cisco Systems, Inc.+                                               103
                                                                 --------------

         OILFIELD SERVICES - 1.1%
1,300    Precision Drilling Corporation+                                     39
1,025    Weatherford International Inc.+                                     38
                                                                 --------------
                                                                             77
                                                                 --------------
         PAPER AND FOREST PRODUCTS - 1.1%
2,300    International Paper Company                                         77
                                                                 --------------

         PHARMACEUTICALS - 5.4%
1,100    Amgen Inc.+                                                         46
  937    Genentech, Inc.+                                                    31
2,853    Millennium Pharmaceuticals, Inc.+                                   27
6,100    Pfizer Inc.                                                        177
2,784    Pharmacia Corporation                                              108
                                                                 --------------
                                                                            389
                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2002 (UNAUDITED)

                                                                        VALUE
SHARES                                                                  (000)
--------------------------------------------------------------------------------
         PUBLISHING AND ADVERTISING - 0.9%
  900    Gannett Company, Inc.                                    $           65
                                                                  --------------

         RESTAURANTS - 0.9%
2,600    Darden Restaurants, Inc.                                             63
                                                                  --------------

         SEMICONDUCTORS - 3.2%
3,354    Analog Devices, Inc.+                                                66
3,099    Novellus Systems, Inc.+                                              64
6,700    Texas Instruments Inc.                                              100
                                                                  --------------
                                                                             230
                                                                  --------------
         SOFTWARE - 5.0%
1,708    Affiliated Computer Services, Inc., Class A+                         73
2,585    Mercury Interactive Corporation+                                     44
4,400    Microsoft Corporation+                                              192
4,850    Network Associates, Inc.+                                            52
                                                                  --------------
                                                                             361
                                                                  --------------
         SPECIALTY STORES - 3.3%
3,300    Abercrombie & Fitch Company+                                         65
1,775    Best Buy Company, Inc.+                                              40
2,800    Home Depot, Inc.                                                     73
4,550    Limited, Inc.                                                        65
                                                                  --------------
                                                                             243
                                                                  --------------
         TELECOMMUNICATIONS SERVICES - 4.3%
9,475    AT&T Corporation                                                    114
2,800    BellSouth Corporation                                                51
7,853    Motorola, Inc.                                                       80
3,200    SBC Communications Inc.                                              64
                                                                  --------------
                                                                             309
                                                                  --------------

         TOBACCO - 1.6%
3,075    Philip Morris Companies Inc                                         119
                                                                  --------------

         TOTAL COMMON STOCKS  (Cost $8,379)                                6,856
                                                                  --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2002 (UNAUDITED)

                                                                        VALUE
SHARES                                                                  (000)
--------------------------------------------------------------------------------

         INVESTMENT COMPANIES - 4.9%
           (Cost $359)
359,000  Nations Cash Reserves, Capital Class Shares#             $          359
                                                                  --------------

         TOTAL INVESTMENTS
            (Cost $8,739*)                             99.5%               7,215

         TOTAL OTHER ASSETS AND LIABILITIES (NET)       0.5%                  39
                                                                  --------------

         NET ASSETS                                   100.0%      $        7,254
                                                                  ==============



*  Federal income tax information (see Note 8).

+  Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital
   Management, LLC.






                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2002 (UNAUDITED)


(IN THOUSANDS)
ASSETS:
Investments, at value (cost $8,739)                                $ 7,215
Receivable for investment securities sold                              113
Dividends receivable                                                     8
Receivable for Fund shares sold                                          1
                                                            --------------
      Total assets                                                   7,337
                                                            --------------

LIABILITIES:
Payable for investment securities purchased                           (77)
Investment advisory fee payable                                        (2)
Administration fee payable                                             (2)
Accrued Trustees' fees and expenses                                    (1)
Accrued expenses and other liabilities                                 (1)
                                                            --------------
      Total liabilities                                               (83)
                                                            --------------

NET ASSETS                                                        $ 7,254
                                                            ==============

NET ASSETS CONSIST OF:
Accumulated net realized loss on investments                     $ (1,348)
Net unrealized depreciation of investments                         (1,524)
Paid-in capital                                                    10,126
                                                            --------------
NET ASSETS                                                        $ 7,254
                                                            ==============

PRIMARY A SHARES
Net assets                                                    $ 7,137,697
Number of shares outstanding                                      997,001
Net asset value, offering and redemption price per share           $ 7.16
                                                            ==============

INVESTOR A SHARES
Net assets                                                      $ 102,008
Number of shares outstanding                                       14,266
Net asset value and redemption price per share                     $ 7.15
                                                            ==============
Maximum sales charge                                                5.75%
Maximum offering price per share                                   $ 7.59

INVESTOR B SHARES
Net assets                                                        $ 7,130
Number of shares outstanding                                        1,001
Net asset value and offering price per share+                      $ 7.12
                                                            ==============

INVESTOR C SHARES
Net assets                                                        $ 7,130
Number of shares outstanding                                        1,001
Net asset value and offering price per share+                      $ 7.12
                                                            ==============

--------------------------------------------------------------------------------
+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND +

STATEMENT OF OPERATIONS

For the six months ended September 30, 2002 (unaudited)


(IN THOUSANDS)
INVESTMENT INCOME:
Interest                                                                   $ 1
Dividends                                                                   50
Dividend income from affiliated funds                                        3
                                                                   -----------
     Total investment income                                                54
                                                                   -----------
EXPENSES:
Investment advisory fee                                                     28
Legal and audit fees                                                        15
Administration fee                                                          10
Registration and filing fees                                                 3
Printing expense                                                             3
Transfer agent fee                                                           2
Custodian fees                                                               1
Trustees' fees and expenses                                                  1
Other                                                                        1
                                                                   -----------
        Subtotal                                                            64
Shareholder servicing and distribution fees:
   Investor A Shares                                                       -*
   Investor B Shares                                                       -*
   Investor C Shares                                                       -*
                                                                   -----------
       Total expenses                                                       64

Fees waived and/or reimbursed by investment
  advisor and/or administrator                                            (10)
Fees reduced by credits allowed by the custodian                           -*
                                                                   -----------
        Net expenses                                                        54
                                                                   -----------

NET INVESTMENT INCOME/(LOSS)                                                -
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments                                (1,348)
Net change in unrealized appreciation/(depreciation) of investments    (1,524)
                                                                   -----------

Net realized and unrealized gain/(loss) on investments                 (2,872)
                                                                   -----------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ (2,872)
                                                                   ===========

--------------------------------------------------------------------------------
+ Research Fund commenced operations on April 1, 2002.

* Amount represents less than $500.



                         See notes to financial statements.

NATIONS FUNDS
NATIONS RESEARCH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2002 (unaudited)

(IN THOUSANDS)
Net investment income/(loss)                                            $     -
Net realized gain/(loss) on investments                                  (1,348)
Net change in unrealized appreciation/(depreciation) of investments      (1,524)
                                                                      ----------
Net increase/(decrease) in net assets resulting from operations          (2,872)

Distributions to shareholders from net investment income:
    Primary A Shares                                                          -
    Investor A Shares                                                         -
    Investor B Shares                                                         -
    Investor C Shares                                                         -
Distributions to shareholders from net realized gain on investments:
    Primary A Shares                                                          -
    Investor A Shares                                                         -
    Investor B Shares                                                         -
    Investor C Shares                                                         -
Net increase/(decrease) in net assets from Fund share transactions       10,126
                                                                      ----------
Net increase/(decrease) in net assets                                     7,254
                                                                      ----------

NET ASSETS:
Beginning of period                                                           -
                                                                      ----------
End of period                                                           $ 7,254
                                                                      ==========

Undistributed net investment income at end of period                        $ -
                                                                      ==========



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND

SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                        SIX MONTHS ENDED
                                                       SEPTEMBER 30, 2002
                                                          (UNAUDITED)
                                                ------------------------------
                                                      SHARES        DOLLARS
                                                ------------------------------
 (IN THOUSANDS)
PRIMARY A SHARES:+
    Sold                                                   997        $ 9,970
    Issued as reinvestment of dividends                      -              -
    Redeemed                                                 -              -
                                                ------------------------------
    Net increase/(decrease)                                997        $ 9,970
                                                ==============================

INVESTOR A SHARES:+
    Sold                                                    14          $ 136
    Issued as reinvestment of dividends                      -              -
    Redeemed                                                 -              -
                                                ------------------------------
    Net increase/(decrease)                                 14          $ 136
                                                ==============================

INVESTOR B SHARES:+
    Sold                                                     1           $ 10
    Issued as reinvestment of dividends                      -              -
    Redeemed                                                 -              -
                                                ------------------------------
    Net increase/(decrease)                                  1           $ 10
                                                ==============================

INVESTOR C SHARES:+
    Sold                                                     1           $ 10
    Issued as reinvestment of dividends                      -              -
    Redeemed                                                 -              -
                                                ------------------------------
    Net increase/(decrease)                                  1           $ 10
                                                ==============================

Total net increase/(decrease)                            1,013        $10,126
                                                ==============================

--------------------------------------------------------------------------------
+ Research Fund Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 1, 2002.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.
PRIMARY A SHARES*
                                                                  SIX MONTHS
                                                                     ENDED
                                                                  9/30/2002#
                                                                  (UNAUDITED)
                                                                 -----------

OPERATING PERFORMANCE:

Net asset value, beginning of period                                $ 10.00
                                                                 -----------
Income from investment operations:
Net investment income/(loss)                                              - ##
Net realized and unrealized gain/(loss) on investments                (2.84)
                                                                 -----------
Net increase/(decrease) in net assets resulting from
  investment operations                                               (2.84)

Dividends from net investment income                                      -
                                                                 -----------

Net asset value, end of period                                       $ 7.16
                                                                 ===========

Total return ++                                                      (28.40)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                    $  7,138
Ratio of operating expenses to average net assets                     1.25% +(a)
Ratio of operating expenses to average net assets without
   waivers and/or expense reimbursements                              1.47% +(a)
Ratio of net investment income to average net assets                  0.00% +(b)
Portfolio turnover rate                                                 63%


--------------------------------------------------------------------------------
* Research Fund Primary A Shares commenced operations on April 1, 2002.

+ Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

# Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a) The effect of custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or reimbursements was less than 0.01%.

(b) Amount represents less than  0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.
INVESTOR A SHARES*
                                                                   SIX MONTHS
                                                                     ENDED
                                                                   9/30/2002#
                                                                  (UNAUDITED)
                                                                --------------

OPERATING PERFORMANCE:

Net asset value, beginning of period                                  $ 10.00
                                                                --------------
Income from investment operations:
Net investment income/(loss)                                            (0.01)
Net realized and unrealized gain/(loss) on investments                  (2.84)
                                                                --------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                 (2.85)

Dividends from net investment income                                        -
                                                                --------------

Net asset value, end of period                                         $ 7.15
                                                                ==============

Total return ++                                                        (28.50)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                        $  102
Ratio of operating expenses to average net assets                      1.50%+(a)
Ratio of operating expenses to average net assets without
waivers and/or expense reimbursements                                  1.72%+(a)
Ratio of net investment income to average net assets                  (0.25)%+
Portfolio turnover rate                                                  63%
--------------------------------------------------------------------------------
* Research Fund Investor A Shares commenced operations on April 1, 2002.

+ Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

# Per share net investment income (loss) has been calculated using the monthly average shares method.

(a) The effect of custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or reimbursements was less than 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.
INVESTOR B SHARES*
                                                                   SIX MONTHS
                                                                     ENDED
                                                                   9/30/2002#
                                                                  (UNAUDITED)
                                                                --------------

OPERATING PERFORMANCE:

Net asset value, beginning of period                                  $ 10.00
                                                                --------------
Income from investment operations:
Net investment income/(loss)                                            (0.05)
Net realized and unrealized gain/(loss) on investments                  (2.83)
                                                                --------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                 (2.88)

Dividends from net investment income                                        -
                                                                --------------

Net asset value, end of period                                         $ 7.12
                                                                ==============

Total return ++                                                        (28.80)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                         $   7
Ratio of operating expenses to average net assets                      2.25%+(a)
Ratio of operating expenses to average net assets without
waivers and/or expense reimbursements                                  2.47%+(a)
Ratio of net investment income to average net assets                  (1.00)%+
Portfolio turnover rate                                                  63%
--------------------------------------------------------------------------------
* Research Fund Investor B Shares commenced operations on April 1, 2002.

+ Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

# Per share net investment income (loss) has been calculated using the monthly average shares method.

(a) The effect of custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or reimbursements was less than 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS RESEARCH FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.
INVESTOR C SHARES*
                                                                     SIX MONTHS
                                                                       ENDED
                                                                     9/30/2002#
                                                                    (UNAUDITED)
                                                                   -------------

OPERATING PERFORMANCE:

Net asset value, beginning of period                                    $ 10.00
                                                                   -------------
Income from investment operations:
Net investment income/(loss)                                              (0.05)
Net realized and unrealized gain/(loss) on investments                    (2.83)
                                                                   -------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                   (2.88)

Dividends from net investment income                                          -
                                                                   -------------

Net asset value, end of period                                           $ 7.12
                                                                   =============

Total return ++                                                         (28.80)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                          $    7
Ratio of operating expenses to average net assets                      2.25%+(a)
Ratio of operating expenses to average net assets without
   waivers and/or expense reimbursements                               2.47%+(a)
Ratio of net investment income to average net assets                   (1.00)%+
Portfolio turnover rate                                                  63%


--------------------------------------------------------------------------------
* Research Fund Investor C Shares commenced operations on April 1, 2002.

+ Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

# Per share net investment income (loss) has been calculated using the monthly average shares method.

(a) The effect of custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or reimbursements was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2002, Funds Trust offered sixty-one separate portfolios. These financial statements pertain only to the Nations Research Fund (the "Fund"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Fund currently offers two classes of shares: Primary A Shares and Investor A Shares. As of September 30, 2002, Investor B Shares and Investor C Shares are not currently offered to the public. Shareholders of the Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of the Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. The Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid annually. The Fund will distribute net realized capital gains (including net

NATIONS FUNDS
short-term capital gains, if any) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: The Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund or class of shares are charged to the Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Fund. Under the terms of the Investment Advisory Agreements, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.65% of the Fund's average daily net assets.

Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.25% of the Fund's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of Funds Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of the Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to agreements with BA Advisors. For the period ended September 30, 2002, Stephens and BA Advisors earned 0.12% and 0.11%, respectively, of the Fund's average daily net assets for their co-administration services.

NATIONS FUNDS

BA Advisors and/or the sub-adviser and/or Stephens may, from time to time, reduce their fees payable by the Fund. During the six months ended September 30, 2002 and until July 31, 2003, BA Advisors and/or the sub-adviser and/or Stephens have agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the Fund's average daily net assets, exceed the annual rate of 1.25%.

BA Advisors is entitled to recover from the Fund any fees waived or expenses reimbursed during the three year period following such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. At September 30, 2002, the amount potentially recoverable by BA Advisors pursuant to this arrangement is $9,509.

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2002, expenses of the Fund were reduced by $2 under expense offset arrangements with BNY. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. For the period ended September 30, 2002, Bank of America earned approximately $32 for providing such services.

Stephens also serves as distributor of the Fund's shares.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

The Fund has made daily investments of cash balances in Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

A significant portion of the Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

NATIONS FUNDS

3. SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of the Fund and a combined distribution and shareholder servicing plan for Investor A Shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

For the period ended September 30, 2002, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                      CURRENT
                                                        RATE
                                                     (AFTER FEE          PLAN
                                                       WAIVERS)          LIMIT
                                                     ----------          -----
   Investor A Combined Shareholder Servicing
   and Distribution Plan.........................        0.25%           0.25%
   Investor B and Investor C Shareholder
   Servicing Plans...............................        0.25%           0.25%
   Investor B and Investor C Distribution
   Plans.........................................        0.75%           0.75%

4. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the period ended September 30, 2002 were $14,850,686 and $5,123,191, respectively.

5. SHARES OF BENEFICIAL INTEREST

As of September 30, 2002, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorize the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

NATIONS FUNDS

6. LINES OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2002 and for the period ended September 30, 2002, there were no borrowings by the Fund under the Agreement.

7. SECURITIES LENDING

Under an agreement with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2002 and for the period ended September 30, 2002, the Fund had no securities on loan.

NATIONS FUNDS

8. INCOME TAXES

At September 30, 2002, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) of investments for the Fund was as follows:

                                                            NET TAX UNREALIZED
                         GROSS TAX        GROSS TAX           APPRECIATION/
 COST OF INVESTMENTS     UNREALIZED       UNREALIZED        (DEPRECIATION) ON
  FOR TAX PURPOSES      APPRECIATION     DEPRECIATION          INVESTMENTS
      (000)                 (000)            (000)                (000)
 --------------------- --------------- ---------------- -----------------------
     $8,739                 $105           $(1,629)             $(1,524)

9. SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of the Fund approved the replacement of Stephens with BA Advisors as the exclusive distributor of the shares of the Fund. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Fund) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Fund. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

RESEARCHSAR
(9/02)